Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	ECO WAVE POWER GLOBAL AB (PUBL)
Entity Central Index Key	0001846715
Entity File Number	001-40554
Entity Incorporation, State or Country Code	V7
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	52 Derech Menachem Begin Street
Entity Address, City or Town	Tel Aviv
Entity Address, Country	IL
Entity Address, Postal Zip Code	6713701
Entity Listings [Line Items]
Title of 12(b) Security	American Depositary Shares
Trading Symbol	WAVE
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	46,717,308
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Inna Braverman
Entity Address, Address Line One	52 Derech Menachem Begin St
Entity Address, City or Town	Tel Aviv-Yafo
Entity Address, Country	IL
Entity Address, Postal Zip Code	6713701
Entity Phone Fax Numbers [Line Items]
City Area Code	+972-3
Local Phone Number	509-4017